Loans and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Mortgage loans on real estate:
Total mortgage loans on real estate	$ 1,093,286	$ 1,032,520
Commercial loans	30,545	38,736
Agricultural loans	2,238	2,556
Consumer installment loans:
Total consumer installment loans	41,713	44,689
Other loans	2,738	6,788
Gross Loan and Leases Receivable	1,170,520	1,125,289
Net deferred loan fees	(2,912)	(2,031)
Total loans	1,167,608	1,123,258
Less: Allowance for loan losses	(25,497)	(24,525)
Loans, net	1,142,111	1,098,733
Residential 1-4 Family [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	341,977	344,029
Consumer installment loans:
Gross Loan and Leases Receivable	341,977	344,029
Multifamily [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	16,140	9,791
Consumer installment loans:
Gross Loan and Leases Receivable	16,140	9,791
Commercial [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	469,757	422,531
Consumer installment loans:
Gross Loan and Leases Receivable	30,545	38,736
Construction [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	190,356	166,460
Consumer installment loans:
Gross Loan and Leases Receivable	190,356	166,460
Farmland [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	26,319	35,691
Consumer installment loans:
Gross Loan and Leases Receivable	26,319	35,691
Second mortgages [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	12,477	14,711
Consumer installment loans:
Gross Loan and Leases Receivable	12,477	14,711
Equity lines of Credit [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	36,260	39,307
Consumer installment loans:
Gross Loan and Leases Receivable	36,260	39,307
Personal [Member]
Consumer installment loans:
Total consumer installment loans	38,463	41,521
Credit cards [Member]
Consumer installment loans:
Total consumer installment loans	$ 3,250	$ 3,168